Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

March 31, 2019

VCY-QTLY-0519
1.814650.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Aerospace & Defense - 22.3%
Aerospace & Defense - 22.3%
General Dynamics Corp.	21,200	$3,588,736
HEICO Corp. Class A	42,200	3,547,332
Huntington Ingalls Industries, Inc.	7,300	1,512,560
Northrop Grumman Corp.	11,800	3,181,280
Raytheon Co.	10,700	1,948,256
Teledyne Technologies, Inc. (a)	5,978	1,416,846
The Boeing Co.	45,500	17,354,608
TransDigm Group, Inc. (a)	11,100	5,039,289
United Technologies Corp.	27,629	3,561,102
		41,150,009
Air Freight & Logistics - 1.8%
Air Freight & Logistics - 1.8%
United Parcel Service, Inc. Class B	30,400	3,396,896
Airlines - 2.1%
Airlines - 2.1%
Delta Air Lines, Inc.	11,000	568,150
Southwest Airlines Co.	29,600	1,536,536
Spirit Airlines, Inc. (a)	33,400	1,765,524
		3,870,210
Building Products - 2.4%
Building Products - 2.4%
Allegion PLC	25,300	2,294,963
Lennox International, Inc.	8,200	2,168,080
		4,463,043
Commercial Services & Supplies - 5.7%
Diversified Support Services - 1.0%
Cintas Corp.	9,402	1,900,238
Environmental & Facility Services - 4.7%
Stericycle, Inc. (a)	58,400	3,178,128
Waste Connection, Inc. (United States)	61,500	5,448,285
		8,626,413

TOTAL COMMERCIAL SERVICES & SUPPLIES		10,526,651

Construction & Engineering - 1.2%
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc.	28,787	2,164,495
Electrical Equipment - 12.5%
Electrical Components & Equipment - 12.5%
AMETEK, Inc.	129,000	10,703,130
Emerson Electric Co.	83,200	5,696,704
Fortive Corp.	80,292	6,735,696
		23,135,530
Industrial Conglomerates - 13.8%
Industrial Conglomerates - 13.8%
3M Co.	4,500	935,010
General Electric Co.	637,746	6,371,083
Honeywell International, Inc.	37,727	5,995,575
ITT, Inc.	83,556	4,846,248
Roper Technologies, Inc.	21,500	7,352,355
		25,500,271
Machinery - 17.5%
Agricultural & Farm Machinery - 2.6%
Deere & Co.	29,900	4,779,216
Construction Machinery & Heavy Trucks - 2.7%
Allison Transmission Holdings, Inc.	17,200	772,624
Caterpillar, Inc.	27,800	3,766,622
WABCO Holdings, Inc. (a)	2,900	382,307
		4,921,553
Industrial Machinery - 12.2%
Flowserve Corp.	57,000	2,572,980
Gardner Denver Holdings, Inc. (a)	95,800	2,664,198
IDEX Corp.	57,540	8,731,120
Ingersoll-Rand PLC	78,900	8,517,255
		22,485,553

TOTAL MACHINERY		32,186,322

Professional Services - 0.4%
Research & Consulting Services - 0.4%
IHS Markit Ltd. (a)	11,910	647,666
Road & Rail - 14.2%
Railroads - 12.6%
CSX Corp.	70,600	5,282,292
Norfolk Southern Corp.	39,700	7,419,533
Union Pacific Corp.	62,700	10,483,440
		23,185,265
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	15,100	1,529,479
Knight-Swift Transportation Holdings, Inc. Class A	43,200	1,411,776
		2,941,255

TOTAL ROAD & RAIL		26,126,520

Trading Companies & Distributors - 4.0%
Trading Companies & Distributors - 4.0%
HD Supply Holdings, Inc. (a)	168,400	7,300,140
TOTAL COMMON STOCKS
(Cost $143,395,531)		180,467,753

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $3,036,291)	3,035,684	3,036,291
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $146,431,822)		183,504,044
NET OTHER ASSETS (LIABILITIES) - 0.5%		929,820
NET ASSETS - 100%		$184,433,864

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,014
Fidelity Securities Lending Cash Central Fund	40
Total	$15,054

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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